Employees' Retirement Benefits (Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets) (Detail) - NTT Corporate Defined Benefit Pension Plan - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 153,606	¥ 131,142
Service cost	6,436	4,743	¥ 3,905
Interest cost	757	1,311	1,613
Actuarial (gain) loss	(7,936)	19,652
Internal adjustment due to transfer of employees within the NTT group	257	(1,136)
Other	101	139
Benefit payments	(2,577)	(2,245)
Projected benefit obligation, end of year	150,644	153,606	131,142
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	86,524	86,459
Actual return on plan assets	2,746	330
Employer contributions	2,501	2,242
Employee contributions	492	458	432
Internal adjustment due to transfer of employees within the NTT group	155	(859)
Other	101	139
Benefit payments	(2,577)	(2,245)
Fair value of plan assets, end of year	89,942	86,524	¥ 86,459
Funded status, end of year	¥ (60,702)	¥ (67,082)